SCHEDULE OF EXPLORATION AND HOLDING EXPENSES (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Exploration and holding expenses		$ 839	$ 1,800	$ 1,955	$ 2,873
Platosa Property (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Exploration work	[1]	176	886	408	1,254
Holding costs		52	50	103	99
Evolucion (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Exploration work		29	43	69	134
Holding costs		87	72	171	144
Silver City (Germany) [Member]
IfrsStatementLineItems [Line Items]
Exploration work		234	513	712	717
Holding costs	[2]
Kilgore (USA) [Member]
IfrsStatementLineItems [Line Items]
Exploration work		261	236	492	525
Holding costs

[1]	Platosa property exploration excludes underground drilling at the Platosa Mine which is capitalized to property, plant and equipment (Note 4).
[2]	There are no annual fees associated with exploration licenses in Saxony, Germany. See Note 5 for capitalized earn-in payments under the Globex Agreement.